Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.6%

Security	Shares	Value
Aerospace & Defense — 1.2%
Airbus SE(1)(2)	56,122	$4,070,281
General Dynamics Corp.(2)	6,866	950,460
L3Harris Technologies, Inc.(2)	7,755	1,317,109
Northrop Grumman Corp.(2)	8,728	2,753,597
Raytheon Technologies Corp.(2)	47,912	2,756,857
Rolls-Royce Holdings PLC	74,914	124,383
Textron, Inc.(2)	20,700	747,063

		$12,719,750

Air Freight & Logistics — 0.6%
Deutsche Post AG(2)	123,359	$5,597,483
Expeditors International of Washington, Inc.(2)	3,871	350,403

		$5,947,886

Auto Components — 0.5%
Cie Generale des Etablissements Michelin SCA(2)	15,277	$1,639,948
Denso Corp.	55,400	2,428,277
Toyota Industries Corp.	6,400	405,259
Yokohama Rubber Co., Ltd. (The)	75,500	1,074,772

		$5,548,256

Automobiles — 0.7%
Daimler AG(2)	13,299	$717,415
Honda Motor Co., Ltd.	24,800	588,932
Isuzu Motors, Ltd.	58,000	507,255
Mazda Motor Corp.	26,000	152,509
Mitsubishi Motors Corp.(1)	70,000	154,569
Toyota Motor Corp.	12,900	856,173
Volkswagen AG, PFC Shares	24,779	3,987,217

		$6,964,070

Banks — 3.1%
Bank of America Corp.(2)	50,000	$1,204,500
BNP Paribas S.A.(1)(2)	75,132	2,717,864
Credit Agricole S.A.(1)(2)	243,088	2,120,916
Danske Bank A/S(1)(2)	72,886	985,864
Fifth Third Bancorp(2)	47,006	1,002,168
HSBC Holdings PLC(1)(2)	700,000	2,738,578
Huntington Bancshares, Inc.(2)	217,053	1,990,376
ING Groep NV(1)(2)	165,384	1,180,323
Intesa Sanpaolo SpA(1)	2,079,278	3,911,989
JPMorgan Chase & Co.(2)	47,825	4,604,113
KBC Group NV(1)	22,722	1,139,418

Security	Shares	Value
KeyCorp(2)	163,919	$1,955,554
Lloyds Banking Group PLC(1)	2,000,000	678,964
Natwest Group PLC(1)	500,000	684,724
PNC Financial Services Group, Inc. (The)(2)	6,406	704,083
Shinsei Bank, Ltd.	31,400	387,704
Societe Generale S.A.(1)	167,278	2,220,434
Standard Chartered PLC(1)	43,591	200,588
Truist Financial Corp.(2)	25,182	958,175

		$31,386,335

Beverages — 1.5%
Coca-Cola Co. (The)(2)	24,571	$1,213,070
Constellation Brands, Inc., Class A(2)	29,994	5,684,163
Heineken Holding NV	24,773	1,930,512
Heineken NV	7,692	684,794
Kirin Holdings Co., Ltd.	59,000	1,108,173
PepsiCo, Inc.(2)	29,721	4,119,331
Takara Holdings, Inc.	20,500	227,639

		$14,967,682

Biotechnology — 1.8%
AbbVie, Inc.(2)	26,528	$2,323,587
Amgen, Inc.(2)	34,963	8,886,196
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	729,151
Gilead Sciences, Inc.(2)	109,543	6,922,022

		$18,860,956

Building Products — 0.7%
Daikin Industries, Ltd.	40,100	$7,409,445

		$7,409,445

Capital Markets — 1.6%
CME Group, Inc.	2,281	$381,634
London Stock Exchange Group PLC	14,000	1,606,036
Moody’s Corp.(2)	12,481	3,617,618
Morgan Stanley(2)	35,092	1,696,698
S&P Global, Inc.(2)	13,142	4,739,005
Schroders PLC(2)	42,659	1,481,534
St. James’s Place PLC(1)(2)	209,534	2,520,776

		$16,043,301

Chemicals — 4.1%
Air Liquide S.A.	38,480	$6,099,452
Air Products and Chemicals, Inc.(2)	26,448	7,877,801
Akzo Nobel NV	2,842	287,242
BASF SE(2)	67,072	4,084,419
Corteva, Inc.	4,706	135,580
Daicel Corp.(2)	51,000	367,586
Dow, Inc.	4,706	221,417
DuPont de Nemours, Inc.	4,706	261,089

Security	Shares	Value
Eastman Chemical Co.(2)	20,943	$1,636,067
Johnson Matthey PLC(2)	77,449	2,353,514
Linde PLC(1)(2)	47,250	11,171,351
Mitsubishi Gas Chemical Co., Inc.	18,200	338,583
Nitto Denko Corp.	34,900	2,273,690
Shin-Etsu Chemical Co., Ltd.	22,800	2,983,477
Sumitomo Chemical Co., Ltd.	35,700	118,166
Toray Industries, Inc.	56,000	256,200
Tosoh Corp.	86,500	1,404,414

		$41,870,048

Commercial Services & Supplies — 0.5%
Rentokil Initial PLC(1)	97,214	$671,929
SECOM Co., Ltd.	31,800	2,910,191
Waste Management, Inc.(2)	10,662	1,206,618

		$4,788,738

Communications Equipment — 1.1%
Cisco Systems, Inc.(2)	280,593	$11,052,558

		$11,052,558

Construction & Engineering — 0.2%
Ferrovial S.A.	83,666	$2,032,281

		$2,032,281

Construction Materials — 0.2%
CRH PLC	62,332	$2,260,240

		$2,260,240

Consumer Finance — 0.3%
American Express Co.(2)	31,280	$3,135,820
Navient Corp.	43,966	371,513

		$3,507,333

Containers & Packaging — 0.2%
Smurfit Kappa Group PLC	61,889	$2,424,717

		$2,424,717

Distributors — 0.1%
LKQ Corp.(1)(2)	53,930	$1,495,479

		$1,495,479

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)(2)	12,353	$2,630,448
Groupe Bruxelles Lambert S.A.	4,239	382,153
M&G PLC	286,752	589,398
ORIX Corp.	41,300	515,848

		$4,117,847

Diversified Telecommunication Services — 0.9%
Deutsche Telekom AG(2)	403,141	$6,712,309
Orange S.A.	58,486	609,164
United Internet AG	52,975	2,025,913
Verizon Communications, Inc.	4,900	291,501

		$9,638,887

Security	Shares	Value
Electric Utilities — 1.5%
Acciona S.A.	8,786	$953,505
Edison International(2)	19,359	984,211
Enel SpA	226,448	1,964,642
Iberdrola S.A.(2)	800,826	9,857,034
NextEra Energy, Inc.	6,000	1,665,360

		$15,424,752

Electrical Equipment — 0.8%
ABB, Ltd.(2)	107,459	$2,732,021
Fujikura, Ltd.	69,000	191,284
Legrand S.A.(2)	47,726	3,801,342
Siemens Energy AG(1)	55,583	1,498,870

		$8,223,517

Electronic Equipment, Instruments & Components — 1.3%
Alps Alpine Co., Ltd.	113,800	$1,533,979
Corning, Inc.(2)	19,975	647,390
Halma PLC	82,563	2,494,381
Kyocera Corp.	33,800	1,935,270
Taiyo Yuden Co., Ltd.	89,800	2,828,526
TDK Corp.	40,200	4,389,547

		$13,829,093

Entertainment — 2.4%
Electronic Arts, Inc.(1)(2)	45,613	$5,948,391
Netflix, Inc.(1)(2)	20,000	10,000,600
Vivendi S.A.	131,584	3,674,991
Walt Disney Co. (The)(1)(2)	44,417	5,511,262

		$25,135,244

Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.(2)	17,793	$4,301,102
Capital & Counties Properties PLC	189,600	273,154

		$4,574,256

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	6,600	$2,343,000
Seven & i Holdings Co., Ltd.	44,200	1,373,298
Tesco PLC	890,919	2,444,062
Walmart, Inc.(2)	5,517	771,883

		$6,932,243

Food Products — 3.2%
Mondelez International, Inc., Class A(2)	120,696	$6,933,985
Nestle S.A.(2)	203,470	24,215,365
Nissin Foods Holdings Co., Ltd.	11,700	1,099,191
Toyo Suisan Kaisha, Ltd.	5,000	264,031

		$32,512,572

Gas Utilities — 0.1%
Italgas SpA	35,014	$220,828
Snam SpA	175,073	900,360

		$1,121,188

Security	Shares	Value
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories(2)	91,829	$9,993,750
Olympus Corp.	27,600	573,962
Smith & Nephew PLC	80,000	1,567,145
Terumo Corp.	112,600	4,483,135

		$16,617,992

Health Care Providers & Services — 1.4%
CVS Health Corp.(2)	49,398	$2,884,843
McKesson Corp.(2)	10,557	1,572,254
UnitedHealth Group, Inc.(2)	31,410	9,792,696

		$14,249,793

Hotels, Restaurants & Leisure — 0.5%
Accor S.A.(1)	26,214	$733,730
Yum! Brands, Inc.(2)	42,716	3,899,971

		$4,633,701

Household Durables — 0.7%
Barratt Developments PLC(1)(2)	263,198	$1,614,118
Casio Computer Co., Ltd.	63,200	1,023,353
Nikon Corp.	44,000	296,897
PulteGroup, Inc.(2)	70,920	3,282,887
Sekisui Chemical Co., Ltd.	61,000	975,712

		$7,192,967

Household Products — 0.9%
Clorox Co. (The)(2)	13,090	$2,751,125
Henkel AG & Co. KGaA, PFC Shares	18,309	1,914,873
Kimberly-Clark Corp.(2)	6,527	963,777
Procter & Gamble Co. (The)(2)	6,074	844,225
Reckitt Benckiser Group PLC	28,566	2,785,335

		$9,259,335

Industrial Conglomerates — 1.9%
3M Co.(2)	2,786	$446,262
Honeywell International, Inc.(2)	27,640	4,549,820
Nisshinbo Holdings, Inc.	109,000	743,492
Siemens AG(2)	111,166	14,039,040

		$19,778,614

Insurance — 3.1%
Ageas S.A./NV	22,500	$920,680
Allianz SE(2)	61,906	11,881,597
Allstate Corp. (The)(2)	14,927	1,405,228
Chubb, Ltd.(2)	7,404	859,753
Cincinnati Financial Corp.(2)	23,801	1,855,764
Hannover Rueck SE	7,000	1,083,676
Hartford Financial Services Group, Inc.(2)	20,077	740,038
Legal & General Group PLC	250,000	609,866
Lincoln National Corp.(2)	17,183	538,343

Security	Shares	Value
Marsh & McLennan Cos., Inc.(2)	31,342	$3,594,927
MS&AD Insurance Group Holdings, Inc.	37,200	1,002,287
Principal Financial Group, Inc.(2)	17,247	694,537
Prudential Financial, Inc.(2)	13,233	840,560
Prudential PLC(2)	286,752	4,114,406
SCOR SE(1)(2)	61,069	1,700,279

		$31,841,941

Interactive Media & Services — 5.2%
Alphabet, Inc., Class A(1)(2)	11,697	$17,143,123
Alphabet, Inc., Class C(1)(2)	9,612	14,125,795
Facebook, Inc., Class A(1)(2)	83,800	21,947,220

		$53,216,138

Internet & Direct Marketing Retail — 5.3%
Amazon.com, Inc.(1)(2)	15,016	$47,281,330
Booking Holdings, Inc.(1)(2)	3,247	5,554,578
Ocado Group PLC(1)(2)	44,101	1,559,818

		$54,395,726

IT Services — 3.5%
Amadeus IT Group S.A.	61,489	$3,414,852
Atos SE(1)	13,728	1,103,128
Capgemini SE(2)	34,597	4,438,634
Cognizant Technology Solutions Corp., Class A(2)	38,672	2,684,610
Fidelity National Information Services, Inc.(2)	39,273	5,781,378
Indra Sistemas S.A.(1)	58,122	413,390
Mastercard, Inc., Class A(2)	16,997	5,747,876
NTT Data Corp.	62,200	795,993
Obic Co., Ltd.	2,300	404,484
Otsuka Corp.	15,600	797,181
PayPal Holdings, Inc.(1)(2)	52,937	10,430,177
Perspecta, Inc.(2)	2,147	41,759
Worldline S.A.(1)(3)	2,251	184,319

		$36,237,781

Leisure Products — 0.2%
Hasbro, Inc.(2)	20,651	$1,708,251
Yamaha Corp.	6,800	326,133

		$2,034,384

Life Sciences Tools & Services — 0.8%
PerkinElmer, Inc.(2)	6,547	$821,714
Thermo Fisher Scientific, Inc.(2)	17,359	7,664,346

		$8,486,060

Machinery — 1.4%
Dover Corp.(2)	7,424	$804,316
Ebara Corp.	25,500	691,459
FANUC Corp.	23,827	4,572,768
Kawasaki Heavy Industries, Ltd.(1)	3,100	41,878
Komatsu, Ltd.	29,200	641,321
Makita Corp.	7,700	368,517
NSK, Ltd.	6,000	45,926
Parker-Hannifin Corp.(2)	7,147	1,446,124

Security	Shares	Value
SMC Corp.	1,500	$836,755
Snap-on, Inc.(2)	6,143	903,820
Stanley Black & Decker, Inc.(2)	24,657	3,999,365

		$14,352,249

Media — 1.4%
Charter Communications, Inc., Class A(1)(2)	9,419	$5,880,659
Comcast Corp., Class A(2)	184,786	8,548,200
Hakuhodo DY Holdings, Inc.	20,900	270,265

		$14,699,124

Metals & Mining — 0.8%
Glencore PLC(1)	1,472,251	$3,052,231
Mitsubishi Materials Corp.	5,100	100,505
Rio Tinto PLC(2)	81,078	4,878,658

		$8,031,394

Multi-Utilities — 1.1%
CMS Energy Corp.(2)	108,509	$6,663,538
Engie S.A.(1)	212,752	2,843,113
NiSource, Inc.(2)	42,420	933,240
Veolia Environnement S.A.	37,663	812,619

		$11,252,510

Multiline Retail — 0.5%
Next PLC(1)(2)	41,584	$3,188,123
Target Corp.(2)	13,800	2,172,396

		$5,360,519

Oil, Gas & Consumable Fuels — 1.8%
BP PLC(2)	343,796	$994,251
Chevron Corp.(2)	29,153	2,099,016
Eni SpA	186,059	1,454,249
Idemitsu Kosan Co., Ltd.	16,200	345,883
Marathon Petroleum Corp.(2)	27,916	819,055
Phillips 66(2)	36,105	1,871,683
Royal Dutch Shell PLC, Class A(2)	189,507	2,365,677
Royal Dutch Shell PLC, Class B	148,058	1,795,506
TOTAL SE(2)	190,146	6,530,099

		$18,275,419

Paper & Forest Products — 0.1%
Mondi PLC	38,326	$810,387
Oji Holdings Corp.	13,000	59,736

		$870,123

Personal Products — 2.1%
Estee Lauder Cos., Inc. (The), Class A(2)	24,480	$5,342,760
Kao Corp.(2)	45,354	3,404,758
Unilever NV(2)	193,140	11,728,876
Unilever PLC	25,759	1,588,123

		$22,064,517

Security	Shares	Value
Pharmaceuticals — 7.3%
Astellas Pharma, Inc.	205,900	$3,069,268
AstraZeneca PLC(2)	83,424	9,115,274
Bayer AG(2)	32,735	2,019,543
Bristol-Myers Squibb Co.(2)	35,160	2,119,796
Chugai Pharmaceutical Co., Ltd.	119,400	5,358,129
Eisai Co., Ltd.	13,646	1,246,320
Eli Lilly & Co.(2)	13,232	1,958,601
Johnson & Johnson(2)	13,558	2,018,515
Merck & Co., Inc.(2)	78,165	6,483,787
Novartis AG(2)	154,782	13,438,840
Pfizer, Inc.(2)	14,458	530,609
Roche Holding AG PC(2)	49,591	16,986,929
Sanofi(2)	95,989	9,619,232
UCB S.A.	9,177	1,042,265

		$75,007,108

Professional Services — 0.8%
Equifax, Inc.(2)	15,217	$2,387,547
Experian PLC	85,608	3,216,665
Recruit Holdings Co., Ltd.	12,500	496,442
Robert Half International, Inc.(2)	30,884	1,634,999
Wolters Kluwer NV	961	81,976

		$7,817,629

Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(1)(2)	37,761	$1,773,634
Daito Trust Construction Co., Ltd.	6,300	558,462
Heiwa Real Estate Co., Ltd.	34,400	950,453
Sumitomo Realty & Development Co., Ltd.	13,600	402,603

		$3,685,152

Road & Rail — 1.0%
Central Japan Railway Co.	3,400	$487,355
CSX Corp.(2)	79,314	6,160,318
East Japan Railway Co.	2,900	178,346
Kansas City Southern(2)	15,468	2,797,079
Keio Corp.	15,200	940,968

		$10,564,066

Semiconductors & Semiconductor Equipment — 5.5%
ASML Holding NV(2)	28,290	$10,449,558
Infineon Technologies AG	90,000	2,536,720
Intel Corp.(2)	255,724	13,241,389
Marvell Technology Group, Ltd.(2)	82,514	3,275,806
Maxim Integrated Products, Inc.(1)(2)	18,000	1,216,980
NXP Semiconductors NV(2)	40,985	5,115,338
STMicroelectronics NV	35,000	1,073,450
Texas Instruments, Inc.(2)	82,713	11,810,589
Tokyo Electron, Ltd.	31,400	8,203,391

		$56,923,221

Security	Shares	Value
Software — 6.7%
Adobe, Inc.(1)(2)	13,000	$6,375,590
Citrix Systems, Inc.(2)	25,773	3,549,200
Dassault Systemes SE	9,700	1,809,846
Microsoft Corp.(2)	243,484	51,211,990
Oracle Corp.(2)	34,518	2,060,724
Sage Group PLC (The)	313,890	2,917,034
salesforce.com, inc.(1)	1,500	378,800
Trend Micro, Inc.	14,097	859,052

		$69,162,236

Specialty Retail — 2.6%
Fast Retailing Co., Ltd.	22,700	$14,265,159
Fnac Darty S.A.(1)	922	41,319
Home Depot, Inc. (The)(2)	13,861	3,849,338
Lowe’s Cos., Inc.(2)	40,810	6,768,747
Tiffany & Co.(2)	10,337	1,197,541
USS Co., Ltd.	27,200	486,700

		$26,608,804

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.(2)	523,318	$60,605,458
Canon, Inc.	4,600	76,298
Hewlett Packard Enterprise Co.(2)	78,955	739,808
HP, Inc.(2)	39,615	752,289

		$62,173,853

Textiles, Apparel & Luxury Goods — 3.0%
adidas AG(1)	19,523	$6,304,796
Kering SA(2)	8,281	5,493,137
LVMH Moet Hennessy Louis Vuitton SE(2)	28,872	13,509,221
NIKE, Inc., Class B(2)	41,531	5,213,802

		$30,520,956

Tobacco — 1.0%
British American Tobacco PLC(2)	173,393	$6,219,828
Japan Tobacco, Inc.	76,500	1,395,649
Philip Morris International, Inc.(2)	31,523	2,363,910

		$9,979,387

Trading Companies & Distributors — 0.6%
Ferguson PLC	45,384	$4,567,011
Marubeni Corp.	20,000	113,548
Mitsubishi Corp.	21,400	512,216
Sumitomo Corp.	96,700	1,165,669

		$6,358,444

Transportation Infrastructure — 0.1%
Aeroports de Paris	6,667	$661,399

		$661,399

Security	Shares	Value
Wireless Telecommunication Services — 1.2%
KDDI Corp.	130,300	$3,277,247
SoftBank Group Corp.	144,196	8,922,060
Vodafone Group PLC	100,000	132,543

		$12,331,850

Total Common Stocks — 100.6% (identified cost $362,822,255)		$1,035,433,066

Total Investments — 100.6% (identified cost $362,822,255)		$1,035,433,066

Total Written Call Options — (1.0)% (premiums received $17,912,867)		$(10,899,439)

Other Assets, Less Liabilities — 0.4%		$4,340,283

Net Assets — 100.0%		$1,028,873,910

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written options.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $184,319 or less than 0.05% of the Fund’s net assets.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.8%	$567,433,943
Japan	11.2	115,851,723
France	7.4	76,434,467
United Kingdom	7.3	75,954,020
Germany	6.2	64,403,871
Switzerland	5.6	57,373,155
Netherlands	3.1	31,458,619
Spain	1.6	16,671,062
Ireland	1.5	15,856,308
Italy	0.9	9,525,518
Belgium	0.3	3,484,516
Denmark	0.1	985,864

Total Investments	100.0%	$1,035,433,066

Written Call Options — (1.0)%

Exchange-Traded Options — (1.0)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,280	EUR	40,878,208	EUR	3,350	10/2/20	$(2,187)
Dow Jones Euro Stoxx 50 Index	1,270	EUR	40,558,847	EUR	3,375	10/9/20	(25,681)
Dow Jones Euro Stoxx 50 Index	1,290	EUR	41,197,569	EUR	3,350	10/16/20	(119,124)
Dow Jones Euro Stoxx 50 Index	1,310	EUR	41,836,291	EUR	3,200	10/23/20	(1,038,323)
FTSE 100 Index	610	GBP	35,783,210	GBP	6,000	10/16/20	(353,121)
FTSE 100 Index	590	GBP	34,609,990	GBP	6,100	10/16/20	(149,333)
NASDAQ 100 Index	15	USD	17,127,090	USD	12,800	10/2/20	(1,387)
NASDAQ 100 Index	15	USD	17,127,090	USD	12,000	10/5/20	(3,975)
NASDAQ 100 Index	16	USD	18,268,896	USD	11,400	10/7/20	(287,440)
NASDAQ 100 Index	16	USD	18,268,896	USD	11,500	10/9/20	(250,400)
NASDAQ 100 Index	16	USD	18,268,896	USD	11,600	10/12/20	(202,320)
NASDAQ 100 Index	16	USD	18,268,896	USD	11,500	10/14/20	(325,920)
NASDAQ 100 Index	16	USD	18,268,896	USD	11,300	10/16/20	(533,120)
NASDAQ 100 Index	16	USD	18,268,896	USD	11,200	10/19/20	(674,240)
NASDAQ 100 Index	16	USD	18,268,896	USD	11,450	10/21/20	(467,200)
NASDAQ 100 Index	16	USD	18,268,896	USD	11,200	10/23/20	(749,120)
NASDAQ 100 Index	16	USD	18,268,896	USD	11,675	10/26/20	(351,680)
NASDAQ 100 Index	16	USD	18,268,896	USD	11,750	10/28/20	(309,047)
Nikkei 225 Index	130	JPY	3,014,065,600	JPY	23,500	10/2/20	(29,679)
Nikkei 225 Index	125	JPY	2,898,140,000	JPY	23,500	10/9/20	(132,754)
Nikkei 225 Index	120	JPY	2,782,214,400	JPY	23,500	10/16/20	(225,403)
Nikkei 225 Index	120	JPY	2,782,214,400	JPY	23,500	10/23/20	(312,289)
S&P 500 Index	80	USD	26,904,000	USD	3,450	10/2/20	(16,600)
S&P 500 Index	79	USD	26,567,700	USD	3,450	10/5/20	(34,760)
S&P 500 Index	80	USD	26,904,000	USD	3,400	10/7/20	(182,000)
S&P 500 Index	81	USD	27,240,300	USD	3,380	10/9/20	(300,915)
S&P 500 Index	81	USD	27,240,300	USD	3,400	10/12/20	(259,605)
S&P 500 Index	81	USD	27,240,300	USD	3,425	10/14/20	(217,890)
S&P 500 Index	81	USD	27,240,300	USD	3,375	10/16/20	(443,070)
S&P 500 Index	81	USD	27,240,300	USD	3,300	10/19/20	(841,995)
S&P 500 Index	81	USD	27,240,300	USD	3,375	10/21/20	(504,225)
S&P 500 Index	81	USD	27,240,300	USD	3,350	10/23/20	(650,835)
S&P 500 Index	81	USD	27,240,300	USD	3,400	10/26/20	(438,210)
S&P 500 Index	81	USD	27,240,300	USD	3,410	10/28/20	(411,730)
SMI Index	375	CHF	38,201,250	CHF	10,600	10/16/20	(53,861)

Total							$(10,899,439)

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$89,396,751	$25,624,492	$—	$115,021,243
Consumer Discretionary	82,424,320	62,330,542	—	144,754,862
Consumer Staples	33,331,229	62,384,507	—	95,715,736
Energy	4,789,754	13,485,665	—	18,275,419
Financials	39,520,855	47,375,902	—	86,896,757
Health Care	64,701,867	68,520,042	—	133,221,909
Industrials	36,710,627	63,943,391	—	100,654,018
Information Technology	196,719,709	52,659,033	—	249,378,742
Materials	10,131,954	45,324,568	—	55,456,522
Real Estate	6,074,736	2,184,672	—	8,259,408
Utilities	10,246,349	17,552,101	—	27,798,450
Total Common Stocks	$574,048,151	$461,384,915 *	$—	$1,035,433,066
Total Investments	$574,048,151	$461,384,915	$—	$1,035,433,066

Liability Description
Written Call Options	$(8,457,684)	$(2,441,755)	$—	$(10,899,439)
Total	$(8,457,684)	$(2,441,755)	$—	$(10,899,439)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.